Income taxes - Tax Law (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Income taxes
Brazilian tax rates (as a percent)	34.00%
Recognized deferred income tax assets related to accumulated losses of subsidiaries abroad		$ 2,952
Maximum realization period of deferred tax assets	5 years
Limitation of tax loss carryforward in Brazil, as percent of taxable income	30.00%